Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 360	$ 394
Less accumulated depreciation and amortization		(224)	(215)
Property and equipment, net	141	136	179
Computer equipment
Property, Plant and Equipment [Line Items]
Total property and equipment		225	238
Office furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment		109	113
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 26	$ 43